Quarterly Holdings Report
for
Fidelity® Series Short-Term Credit Fund
November 30, 2024
SS1-NPRT1-0125
1.9863242.109
Asset-Backed Securities - 16.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 0% 1/20/2037 (b)(c)(d)	928,000	928,000
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8763% 7/23/2036 (b)(c)(d)	1,233,000	1,235,276
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 0% 1/20/2037 (b)(c)(d)	698,000	698,000
TOTAL BAILIWICK OF JERSEY		2,861,276
CANADA - 0.2%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	743,214	747,358
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	131,263	133,077
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	232,772	235,039
TOTAL CANADA		1,115,474
GRAND CAYMAN (UK OVERSEAS TER) - 2.3%
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	460,000	460,643
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.9675% 4/17/2033 (b)(c)(d)	2,206,000	2,210,975
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.6277% 7/18/2034 (b)(c)(d)	1,130,000	1,130,000
Cent Clo 21 Ltd/Cent Clo 21 Corp Series 2021-21A Class A1R3, CME Term SOFR 3 month Index + 1.2316%, 5.8488% 7/27/2030 (b)(c)(d)	189,039	189,034
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 0% 7/15/2035 (b)(c)(d)	1,054,000	1,054,000
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 6.5866% 7/15/2036 (b)(c)(d)	1,387,000	1,391,208
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.9059% 7/15/2036 (b)(c)(d)	1,168,000	1,170,156
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	250,000	250,000
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.6023% 8/8/2032 (b)(c)(d)	715,581	716,353
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 6.0275% 7/15/2036 (b)(c)(d)	667,000	668,243
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.707% 11/18/2030 (b)(c)(d)	677,506	678,343
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.8674% 4/20/2035 (b)(c)(d)	892,000	892,604
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		10,811,559
UNITED STATES - 13.8%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	95,334	95,654
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	1,235,000	1,235,398
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	241,000	242,738
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/2027	947,000	949,992
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	792,000	796,144
American Express Credit Account Master Trust Series 2023-3 Class A, 5.23% 9/15/2028	1,594,000	1,614,708
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	114,000	115,733
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	774,339	782,187
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/2028	575,000	577,042
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	767,000	774,467
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	88,000	89,191
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	870,000	871,264
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	253,000	257,856
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	571,000	574,374
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	172,000	175,014
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	716,000	721,806
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	108,048	106,501
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	880,000	891,450
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	1,089,000	1,097,138
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	1,866,000	1,889,140
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	591,000	595,034
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	574,000	577,443
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	278,000	280,886
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 5.2022% 7/25/2034 (c)(d)	89,898	88,763
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	809,000	819,459
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	229,000	229,082
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	456,000	458,697
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	648,000	655,934
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	377,000	380,756
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	114,000	115,755
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	73,000	74,210
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	435,000	436,445
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	107,304	107,028
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	344,599	350,682
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	1,252,663	1,260,500
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	776,000	782,398
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	275,000	274,846
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	155,000	157,972
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	886,000	893,262
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	485,000	485,282
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	1,146,000	1,165,579
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	376,000	375,746
Gm Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	1,043,000	1,060,226
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,306,000	1,320,459
Gmf Floorplan Owner Revolving Tr Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	1,260,000	1,275,610
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	270,000	270,989
Honda Auto Receivables Owner Trust Series 2023-4 Class A3, 5.67% 6/21/2028	934,000	949,688
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (b)	1,493,040	1,494,935
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	406,000	410,764
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	249,000	250,978
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	1,457,000	1,470,251
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8674% 7/20/2036 (b)(c)(d)	1,250,000	1,254,159
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	199,000	202,172
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	57,453	57,698
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	258,000	261,321
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,168,000	1,162,455
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	231,000	233,001
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	440,000	443,872
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	190,288	190,336
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.9472% 1/25/2036 (c)(d)	32,076	31,834
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	564,000	570,954
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	902,000	897,956
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(c)	2,536,144	2,511,984
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	231,000	233,873
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	188,000	187,773
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	1,424,000	1,436,891
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	440,000	442,051
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	132,000	133,699
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	1,036,000	1,044,324
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.5622% 9/25/2034 (c)(d)	110,208	113,110
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	606,000	612,032
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	555,000	557,658
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	1,198,000	1,209,356
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	250,000	251,942
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	455,168	459,921
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	1,345,000	1,357,328
Verizon Master Trust Series 2023-2 Class A, 4.89% 4/13/2028	1,137,000	1,137,954
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,416,000	1,429,834
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	1,170,000	1,179,296
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,170,000	1,170,644
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	878,000	892,633
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	650,000	653,597
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	1,170,000	1,173,610
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	94,000	93,119
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	1,067,715	1,087,305
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	1,196,000	1,208,555
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	332,000	332,793
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	865,000	863,717
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	851,000	866,075
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,300,000	1,304,257
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	142,000	142,922
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	602,000	610,875
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/2029	717,000	715,876
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	559,000	565,896
TOTAL UNITED STATES		64,214,114
TOTAL ASSET-BACKED SECURITIES (Cost $78,487,626)		79,002,423

Bank Notes - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Financials - 1.0%
Banks - 0.2%
Morgan Stanley Bank NA 0% 7/14/2028 (c)	1,000,000	1,005,409
Capital Markets - 0.8%
Goldman Sachs Bank USA/New York NY 0% 3/18/2027 (c)	3,800,000	3,824,601
TOTAL FINANCIALS		4,830,010

TOTAL BANK NOTES (Cost $4,800,000)		4,830,010

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(c)	61,578	61,246
UNITED STATES - 0.5%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	160,470	156,097
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	87,852	86,236
Fannie Mae Guaranteed REMICS Series 2001-40 Class Z, 6% 8/25/2031	21,645	21,967
Fannie Mae Guaranteed REMICS Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 5.1485% 5/25/2045 (c)(d)	306,124	304,305
Fannie Mae Guaranteed REMICS Series 2016-27 Class HK, 3% 1/25/2041	381,150	360,281
Fannie Mae Guaranteed REMICS Series 2016-27 Class KG, 3% 1/25/2040	168,725	159,230
Fannie Mae Guaranteed REMICS Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 5.1985% 7/25/2046 (c)(d)	329,464	328,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	186,814	184,086
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	533,829	511,729
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (c)(d)	888	821
TOTAL UNITED STATES		2,113,158
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,218,426)		2,174,404

Commercial Mortgage Securities - 4.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.8174% 7/20/2032 (b)(c)(d)	1,800,000	1,803,244
UNITED STATES - 3.9%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,502,000	1,381,840
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.7245% 9/15/2026 (b)(c)(d)	3,055,000	2,980,826
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	219,000	219,137
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	279,000	279,349
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(c)	578,874	580,682
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	155,065	155,210
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	504,473	506,049
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	4,794,079	4,662,559
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	3,194,897	3,010,443
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.444% 7/15/2032 (b)(c)(d)	304,511	298,474
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(c)	2,880,415	2,761,972
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 6.2245% 9/15/2029 (b)(c)(d)	871,283	819,006
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	287,044	289,734
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)	492,000	491,813
TOTAL UNITED STATES		18,437,094
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,043,447)		20,240,338

Non-Convertible Corporate Bonds - 66.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 5.338% 4/4/2027 (b)	1,250,000	1,265,360
CANADA - 2.3%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.2% 3/15/2027	2,000,000	1,933,487
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd 2.05% 7/15/2025	4,381,000	4,304,770
Enbridge Inc 3.7% 7/15/2027	1,000,000	979,703
Enbridge Inc 5.9% 11/15/2026	549,000	560,576
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	290,000	289,695
		6,134,744
Financials - 0.5%
Banks - 0.5%
Toronto-Dominion Bank/The 4.98% 4/5/2027	2,500,000	2,519,453
TOTAL CANADA		10,587,684
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	1,460,000	1,442,349
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	1,228,000	1,240,074
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
Societe Generale SA 6.446% 1/10/2029 (b)(c)	974,000	1,006,364
GERMANY - 5.2%
Consumer Discretionary - 2.2%
Automobiles - 2.2%
BMW US Capital LLC 4.65% 8/13/2026 (b)	1,024,000	1,024,855
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	1,250,000	1,251,338
Mercedes-Benz Finance North America LLC 4.8% 3/30/2026 (b)	2,000,000	2,002,588
Volkswagen Group of America Finance LLC 3.2% 9/26/2026 (b)	3,919,000	3,788,673
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	1,500,000	1,510,923
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	550,000	558,895
		10,137,272
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	1,500,000	1,519,087
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,790,000	1,870,712
		3,389,799
Health Care - 1.3%
Pharmaceuticals - 1.3%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	6,250,000	6,196,186
Industrials - 1.0%
Machinery - 1.0%
Daimler Truck Finance North America LLC 1.625% 12/13/2024 (b)	1,475,000	1,473,543
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	1,000,000	1,004,930
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	399,000	402,584
Daimler Truck Finance North America LLC 5.15% 1/16/2026 (b)	1,700,000	1,706,142
		4,587,199
TOTAL GERMANY		24,310,456
IRELAND - 1.5%
Financials - 1.3%
Consumer Finance - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	4,184,000	4,039,742
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,006,000	2,078,383
		6,118,125
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 2.875% 2/15/2025 (b)	1,000,000	993,635
TOTAL IRELAND		7,111,760
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 5.125% 6/26/2029 (b)	1,230,000	1,241,179
JAPAN - 2.0%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
NTT Finance Corp 1.162% 4/3/2026 (b)	5,299,000	5,064,074
Financials - 0.9%
Banks - 0.9%
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	900,000	915,408
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (c)	1,000,000	1,021,727
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)	2,400,000	2,441,349
		4,378,484
TOTAL JAPAN		9,442,558
NETHERLANDS - 0.6%
Financials - 0.6%
Banks - 0.6%
Cooperatieve Rabobank UA 5.564% 2/28/2029 (b)(c)	1,500,000	1,534,464
ING Groep NV 4.55% 10/2/2028	1,500,000	1,488,672

TOTAL NETHERLANDS		3,023,136
NORWAY - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Equinor ASA 1.75% 1/22/2026	909,000	881,504
SPAIN - 0.5%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 5.365% 7/15/2028 (c)	2,400,000	2,424,570
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 3.869% 1/12/2029 (b)(c)	1,063,000	1,030,769
UBS Group AG 6.442% 8/11/2028 (b)(c)	1,509,000	1,567,249

TOTAL SWITZERLAND		2,598,018
UNITED KINGDOM - 5.6%
Consumer Staples - 1.4%
Tobacco - 1.4%
BAT International Finance PLC 1.668% 3/25/2026	6,600,000	6,338,155
Financials - 4.2%
Banks - 4.2%
Barclays PLC 5.674% 3/12/2028 (c)	1,250,000	1,270,251
Barclays PLC 6.496% 9/13/2027 (c)	2,370,000	2,429,292
HSBC Holdings PLC 1.645% 4/18/2026 (c)	4,469,000	4,412,822
HSBC Holdings PLC 5.597% 5/17/2028 (c)	1,500,000	1,521,512
HSBC Holdings PLC 5.887% 8/14/2027 (c)	2,390,000	2,426,547
HSBC Holdings PLC 6.161% 3/9/2029 (c)	1,500,000	1,553,481
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	282,000	283,354
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	2,570,000	2,639,498
NatWest Group PLC 5.516% 9/30/2028 (c)	1,820,000	1,847,739
NatWest Markets PLC 5.416% 5/17/2027 (b)	1,000,000	1,015,895
		19,400,391
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 5% 3/26/2027 (b)	440,000	443,237
TOTAL UNITED KINGDOM		26,181,783
UNITED STATES - 46.8%
Communication Services - 4.4%
Diversified Telecommunication Services - 1.0%
AT&T Inc 1.7% 3/25/2026	3,100,000	2,983,176
AT&T Inc 2.3% 6/1/2027	1,000,000	945,878
Verizon Communications Inc 4.125% 3/16/2027	1,000,000	990,792
		4,919,846
Media - 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	1,000,000	960,125
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	870,000	888,409
Discovery Communications LLC 4.9% 3/11/2026	1,460,000	1,454,923
Warnermedia Holdings Inc 3.788% 3/15/2025	3,700,000	3,685,083
		6,988,540
Wireless Telecommunication Services - 1.9%
T-Mobile USA Inc 1.5% 2/15/2026	1,170,000	1,125,701
T-Mobile USA Inc 2.25% 2/15/2026	1,600,000	1,551,560
T-Mobile USA Inc 3.5% 4/15/2025	4,500,000	4,476,274
T-Mobile USA Inc 3.75% 4/15/2027	1,540,000	1,508,646
		8,662,181
Consumer Discretionary - 4.4%
Automobiles - 3.0%
American Honda Finance Corp 4.75% 1/12/2026	1,100,000	1,101,536
American Honda Finance Corp 4.9% 7/9/2027	1,000,000	1,008,731
General Motors Financial Co Inc 1.25% 1/8/2026	4,954,000	4,763,730
General Motors Financial Co Inc 5.25% 3/1/2026	3,100,000	3,112,744
General Motors Financial Co Inc 5.4% 5/8/2027	1,500,000	1,520,382
Hyundai Capital America 5.45% 6/24/2026 (b)	873,000	880,318
Hyundai Capital America 5.8% 6/26/2025 (b)	1,500,000	1,507,208
		13,894,649
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp 2% 3/12/2027	1,000,000	946,394
Starbucks Corp 4.75% 2/15/2026	1,200,000	1,203,172
		2,149,566
Household Durables - 0.1%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,000,000	1,001,803
Specialty Retail - 0.8%
Advance Auto Parts Inc 5.9% 3/9/2026	574,000	577,808
AutoNation Inc 4.5% 10/1/2025	1,460,000	1,454,371
AutoZone Inc 5.05% 7/15/2026	1,000,000	1,007,150
Lowe's Cos Inc 4.8% 4/1/2026	215,000	215,589
O'Reilly Automotive Inc 5.75% 11/20/2026	393,000	400,851
		3,655,769
TOTAL CONSUMER DISCRETIONARY		20,701,787

Consumer Staples - 2.8%
Beverages - 0.2%
Constellation Brands Inc 3.5% 5/9/2027	1,000,000	972,785
Consumer Staples Distribution & Retail - 0.6%
Dollar General Corp 4.625% 11/1/2027	1,000,000	995,132
Dollar Tree Inc 4% 5/15/2025	2,000,000	1,990,375
		2,985,507
Food Products - 1.7%
Bunge Ltd Fin Corp 4.1% 1/7/2028	698,000	686,467
Conagra Brands Inc 4.6% 11/1/2025	1,800,000	1,796,157
McCormick & Co Inc/MD 0.9% 2/15/2026	5,000,000	4,780,874
The Campbell's Company 5.3% 3/20/2026	292,000	293,900
		7,557,398
Tobacco - 0.3%
Philip Morris International Inc 2.75% 2/25/2026	1,460,000	1,427,990
TOTAL CONSUMER STAPLES		12,943,680

Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
DCP Midstream Operating LP 5.625% 7/15/2027	1,555,000	1,580,839
Diamondback Energy Inc 5.2% 4/18/2027	1,364,000	1,381,510
Energy Transfer LP 2.9% 5/15/2025	1,800,000	1,782,809
Energy Transfer LP 5.5% 6/1/2027	1,000,000	1,017,261
MPLX LP 1.75% 3/1/2026	5,000,000	4,812,892
Occidental Petroleum Corp 5% 8/1/2027	875,000	877,490
ONEOK Inc 4.25% 9/24/2027	119,000	117,741
Phillips 66 1.3% 2/15/2026	1,750,000	1,680,170
Phillips 66 3.85% 4/9/2025	3,100,000	3,087,305
Williams Cos Inc/The 4% 9/15/2025	1,460,000	1,450,649
Williams Cos Inc/The 5.4% 3/2/2026	290,000	292,094
		18,080,760
Financials - 20.1%
Banks - 11.5%
Bank of America Corp 4.948% 7/22/2028 (c)	5,000,000	5,024,561
Bank of America Corp 5.202% 4/25/2029 (c)	8,000,000	8,096,221
Citigroup Inc 3.52% 10/27/2028 (c)	2,107,000	2,034,644
Citigroup Inc 3.887% 1/10/2028 (c)	2,000,000	1,963,145
Citigroup Inc 4.075% 4/23/2029 (c)	1,700,000	1,662,610
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,100,000	1,146,016
JPMorgan Chase & Co 2.083% 4/22/2026 (c)	5,000,000	4,946,339
JPMorgan Chase & Co 2.182% 6/1/2028 (c)	1,000,000	940,044
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	5,000,000	5,008,999
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	2,500,000	2,516,230
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	861,000	877,175
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	568,000	574,572
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	2,000,000	2,034,810
Santander Holdings USA Inc 3.244% 10/5/2026	1,000,000	968,592
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	410,000	416,127
Santander Holdings USA Inc 6.499% 3/9/2029 (c)	989,000	1,026,071
Truist Financial Corp 4.873% 1/26/2029 (c)	1,120,000	1,120,052
US Bancorp 4.653% 2/1/2029 (c)	2,100,000	2,091,739
Wells Fargo & Co 2.164% 2/11/2026 (c)	5,000,000	4,972,976
Wells Fargo & Co 2.393% 6/2/2028 (c)	1,780,000	1,679,145
Wells Fargo & Co 3.584% 5/22/2028 (c)	1,000,000	971,202
Wells Fargo & Co 4.808% 7/25/2028 (c)	2,000,000	1,999,112
Wells Fargo & Co 5.707% 4/22/2028 (c)	1,500,000	1,530,054
		53,600,436
Capital Markets - 3.6%
Athene Global Funding 5.516% 3/25/2027 (b)	3,000,000	3,042,128
Bank of New York Mellon Corp/The 3.992% 6/13/2028 (c)	1,000,000	984,060
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	3,000,000	2,863,158
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	1,130,000	1,108,856
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	1,000,000	992,177
Intercontinental Exchange Inc 3.625% 9/1/2028	1,500,000	1,447,431
Morgan Stanley 3.591% 7/22/2028 (c)	1,000,000	968,083
Morgan Stanley 3.772% 1/24/2029 (c)	2,111,000	2,050,379
Morgan Stanley 5.123% 2/1/2029 (c)	1,507,000	1,521,773
Morgan Stanley 5.164% 4/20/2029 (c)	1,630,000	1,647,476
		16,625,521
Consumer Finance - 2.2%
American Express Co 5.098% 2/16/2028 (c)	1,000,000	1,007,184
American Express Co 6.338% 10/30/2026 (c)	500,000	507,058
Capital One Financial Corp 7.149% 10/29/2027 (c)	2,000,000	2,080,480
Ford Motor Credit Co LLC 5.8% 3/5/2027	1,500,000	1,518,873
Ford Motor Credit Co LLC 6.95% 6/10/2026	5,000,000	5,118,435
		10,232,030
Financial Services - 1.2%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	2,000,000	1,916,999
Corebridge Global Funding 4.65% 8/20/2027 (b)	424,000	423,655
Corebridge Global Funding 5.75% 7/2/2026 (b)	1,200,000	1,218,720
Fiserv Inc 5.45% 3/2/2028	900,000	920,479
Western Union Co/The 2.85% 1/10/2025	1,063,000	1,060,566
		5,540,419
Insurance - 1.6%
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	2,000,000	1,888,728
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	832,000	845,441
MassMutual Global Funding II 4.5% 4/10/2026 (b)	1,500,000	1,500,026
MassMutual Global Funding II 5.1% 4/9/2027 (b)	1,000,000	1,014,232
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	416,000	410,675
New York Life Global Funding 5.45% 9/18/2026 (b)	2,000,000	2,033,255
		7,692,357
TOTAL FINANCIALS		93,690,763

Health Care - 2.6%
Biotechnology - 0.5%
AbbVie Inc 3.2% 5/14/2026	1,460,000	1,433,427
Amgen Inc 5.15% 3/2/2028	900,000	913,506
		2,346,933
Health Care Providers & Services - 1.9%
Centene Corp 2.45% 7/15/2028	570,000	515,369
Cigna Group/The 1.25% 3/15/2026	728,000	696,732
Cigna Group/The 3.4% 3/1/2027	1,000,000	973,618
CVS Health Corp 3% 8/15/2026	1,460,000	1,415,609
CVS Health Corp 5% 2/20/2026	1,500,000	1,501,763
HCA Inc 3.125% 3/15/2027	1,000,000	963,163
HCA Inc 5.875% 2/15/2026	1,400,000	1,410,884
Icon Investments Six DAC 5.809% 5/8/2027	1,224,000	1,247,546
		8,724,684
Pharmaceuticals - 0.2%
Haleon US Capital LLC 3.375% 3/24/2027	1,000,000	972,699
TOTAL HEALTH CARE		12,044,316

Industrials - 2.9%
Aerospace & Defense - 2.0%
Boeing Co 2.196% 2/4/2026	1,750,000	1,691,228
Boeing Co 4.875% 5/1/2025	3,000,000	2,996,444
Boeing Co 6.259% 5/1/2027 (b)	1,010,000	1,034,989
L3Harris Technologies Inc 5.4% 1/15/2027	2,000,000	2,032,999
RTX Corp 3.125% 5/4/2027	1,000,000	965,686
RTX Corp 5.75% 11/8/2026	593,000	604,688
		9,326,034
Building Products - 0.4%
Carrier Global Corp 2.242% 2/15/2025	1,750,000	1,739,576
Machinery - 0.3%
Ingersoll Rand Inc 5.197% 6/15/2027	1,500,000	1,520,448
Trading Companies & Distributors - 0.2%
Air Lease Corp 3.625% 4/1/2027	1,000,000	967,734
TOTAL INDUSTRIALS		13,553,792

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp 5.05% 4/5/2027	222,000	224,446
Dell International LLC / EMC Corp 6.02% 6/15/2026	1,144,000	1,161,507
		1,385,953
IT Services - 0.2%
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	1,000,000	973,458
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 5.05% 7/12/2027	1,500,000	1,515,033
Micron Technology Inc 4.185% 2/15/2027	1,000,000	987,973
		2,503,006
Software - 0.2%
Oracle Corp 2.8% 4/1/2027	1,000,000	961,739
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	566,000	562,763
Hewlett Packard Enterprise Co 4.45% 9/25/2026	697,000	693,981
		1,256,744
TOTAL INFORMATION TECHNOLOGY		7,080,900

Materials - 0.9%
Chemicals - 0.8%
Celanese US Holdings LLC 6.05% 3/15/2025	1,460,000	1,462,087
Celanese US Holdings LLC 6.165% 7/15/2027	900,000	918,243
Westlake Corp 3.6% 8/15/2026	1,460,000	1,431,831
		3,812,161
Containers & Packaging - 0.1%
Sonoco Products Co 4.45% 9/1/2026	249,000	247,495
TOTAL MATERIALS		4,059,656

Real Estate - 0.5%
Specialized REITs - 0.5%
Crown Castle Inc 1.35% 7/15/2025	444,000	434,506
Crown Castle Inc 4% 3/1/2027	2,000,000	1,967,602
		2,402,108
Utilities - 2.8%
Electric Utilities - 1.7%
Duke Energy Corp 3.15% 8/15/2027	1,000,000	963,042
Eversource Energy 2.9% 3/1/2027	1,000,000	961,773
Exelon Corp 5.15% 3/15/2029	286,000	290,526
FirstEnergy Corp 1.6% 1/15/2026	476,000	457,632
FirstEnergy Corp 2.05% 3/1/2025	2,724,000	2,702,778
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	550,000	550,785
Georgia Power Co 5.004% 2/23/2027	425,000	429,776
Southern Co/The 5.15% 10/6/2025	1,400,000	1,404,809
Vistra Operations Co LLC 5.05% 12/30/2026 (b)(e)	323,000	323,468
		8,084,589
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	900,000	917,714
Multi-Utilities - 0.9%
Dominion Energy Inc 3.6% 3/15/2027	1,000,000	980,120
DTE Energy Co 4.95% 7/1/2027	394,000	396,559
NiSource Inc 0.95% 8/15/2025	1,953,000	1,899,719
WEC Energy Group Inc 5.15% 10/1/2027	1,000,000	1,016,033
		4,292,431
TOTAL UTILITIES		13,294,734

TOTAL UNITED STATES		218,423,063
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $310,379,647)		311,179,858

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	278,977	276,293
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	142,387	141,017
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	391,331	387,566
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,453,357	2,401,390
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	715,086	731,809
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	126	132
Freddie Mac Gold Pool 8.5% 5/1/2026	25	26
Freddie Mac Gold Pool 8.5% 5/1/2027	23	23
Freddie Mac Gold Pool 8.5% 6/1/2027	1,133	1,163
Freddie Mac Gold Pool 8.5% 7/1/2027	63	63
Freddie Mac Gold Pool 8.5% 7/1/2028	155	158
Freddie Mac Gold Pool 8.5% 8/1/2026	121	123
Freddie Mac Gold Pool 8.5% 8/1/2027	349	356
Freddie Mac Gold Pool 8.5% 8/1/2027	2,342	2,409
Ginnie Mae I Pool 7% 1/15/2028	885	893
Ginnie Mae I Pool 7% 1/15/2028	212	214
Ginnie Mae I Pool 7% 1/15/2029	1,105	1,120
Ginnie Mae I Pool 7% 1/15/2029	216	219
Ginnie Mae I Pool 7% 1/15/2031	403	411
Ginnie Mae I Pool 7% 1/15/2032	214	217
Ginnie Mae I Pool 7% 10/15/2028	749	760
Ginnie Mae I Pool 7% 10/15/2028	1,086	1,103
Ginnie Mae I Pool 7% 10/15/2028	90	91
Ginnie Mae I Pool 7% 11/15/2027	197	199
Ginnie Mae I Pool 7% 11/15/2028	442	449
Ginnie Mae I Pool 7% 11/15/2028	1,572	1,594
Ginnie Mae I Pool 7% 12/15/2028	361	366
Ginnie Mae I Pool 7% 12/15/2028	235	238
Ginnie Mae I Pool 7% 12/15/2029	182	185
Ginnie Mae I Pool 7% 2/15/2028	74	74
Ginnie Mae I Pool 7% 2/15/2030	2,189	2,234
Ginnie Mae I Pool 7% 2/15/2031	178	182
Ginnie Mae I Pool 7% 2/15/2032	197	202
Ginnie Mae I Pool 7% 3/15/2028	79	78
Ginnie Mae I Pool 7% 3/15/2031	132	134
Ginnie Mae I Pool 7% 3/15/2031	314	322
Ginnie Mae I Pool 7% 3/15/2031	59	59
Ginnie Mae I Pool 7% 3/15/2032	591	607
Ginnie Mae I Pool 7% 3/15/2032	1,259	1,286
Ginnie Mae I Pool 7% 4/15/2028	214	216
Ginnie Mae I Pool 7% 4/15/2028	386	389
Ginnie Mae I Pool 7% 4/15/2028	5,063	5,102
Ginnie Mae I Pool 7% 4/15/2029	58	58
Ginnie Mae I Pool 7% 4/15/2029	921	935
Ginnie Mae I Pool 7% 4/15/2032	443	454
Ginnie Mae I Pool 7% 4/15/2032	649	664
Ginnie Mae I Pool 7% 5/15/2029	698	708
Ginnie Mae I Pool 7% 5/15/2031	3,346	3,431
Ginnie Mae I Pool 7% 5/15/2032	776	795
Ginnie Mae I Pool 7% 6/15/2028	2,561	2,596
Ginnie Mae I Pool 7% 6/15/2028	586	593
Ginnie Mae I Pool 7% 6/15/2028	246	250
Ginnie Mae I Pool 7% 6/15/2029	153	154
Ginnie Mae I Pool 7% 6/15/2032	2,188	2,241
Ginnie Mae I Pool 7% 6/15/2032	775	797
Ginnie Mae I Pool 7% 7/15/2028	2,953	2,989
Ginnie Mae I Pool 7% 7/15/2028	280	284
Ginnie Mae I Pool 7% 7/15/2028	793	804
Ginnie Mae I Pool 7% 7/15/2029	647	659
Ginnie Mae I Pool 7% 7/15/2029	207	210
Ginnie Mae I Pool 7% 7/15/2031	444	453
Ginnie Mae I Pool 7% 7/15/2031	2,659	2,716
Ginnie Mae I Pool 7% 8/15/2028	315	319
Ginnie Mae I Pool 7% 8/15/2028	1,831	1,858
Ginnie Mae I Pool 7% 8/15/2028	1,151	1,167
Ginnie Mae I Pool 7% 8/15/2029	216	219
Ginnie Mae I Pool 7% 8/15/2032	253	260
Ginnie Mae I Pool 7% 8/15/2032	763	785
Ginnie Mae I Pool 7% 8/15/2032	17,048	17,472
Ginnie Mae I Pool 7% 9/15/2028	658	659
Ginnie Mae I Pool 7% 9/15/2028	395	399
Ginnie Mae I Pool 7% 9/15/2028	2,059	2,086
TOTAL UNITED STATES		4,008,487
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,322,318)		4,008,487

U.S. Treasury Obligations - 9.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 4.625% 6/15/2027	3.57 to 4.14	7,513,400	7,601,448
US Treasury Notes 4.625% 6/30/2026	4.07 to 4.25	16,845,200	16,939,954
US Treasury Notes 4.875% 5/31/2026 (g)	4.86	17,998,800	18,153,477
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,613,493)			42,694,879

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $12,022,636)	4.64	12,020,232	12,022,636

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $475,887,593)	476,153,035
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(9,292,994)
NET ASSETS - 100.0%	466,860,041

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	261	Mar 2025	53,794,547	154,519	154,519

The notional amount of futures purchased as a percentage of Net Assets is 11.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,498,927 or 26.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $373,180.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	160,392	38,633,026	26,770,782	68,180	-	-	12,022,636	0.0%
Total	160,392	38,633,026	26,770,782	68,180	-	-	12,022,636

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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